FAIR VALUE MEASUREMENT (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Liabilities:
Estimated fair value of convertible senior notes	$ 261,934,350
Convertible senior notes	287,500,000
Fair value measurements recurring | Total Fair Value and Carrying Value on the Balance Sheet
Liabilities:
Net assets	1,361,668	(124,450)
Fair value measurements recurring | Total Fair Value and Carrying Value on the Balance Sheet | Foreign exchange forward contracts
Assets:
Foreign exchange forward contracts	1,849,448	351,523
Liabilities:
Foreign exchange forward contracts	(487,780)	(475,973)
Fair value measurements recurring | Significant Other Observable Inputs (Level 2)
Liabilities:
Net assets	1,361,668	(124,450)
Fair value measurements recurring | Significant Other Observable Inputs (Level 2) | Foreign exchange forward contracts
Assets:
Foreign exchange forward contracts	1,849,448	351,523
Liabilities:
Foreign exchange forward contracts	$ (487,780)	$ (475,973)